STOCKHOLDERS' EQUITY (Details 5) (USD $)	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Balance	$ 11,385,921
Statutory surplus reserves transferred from net profits	41,338
Balance	11,427,259
Balance, Registered capital	83,603,944
Balance, Registered capital	$ 83,603,944
Percentage reached, Statutory Reserves and Registered Capital. Balance	14.00%
Percentage reached, Statutory Reserves and Registered Capital, Balance	14.00%